Cover	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	PROGENITY, INC.
Entity Central Index Key	0001580063
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3950390
Entity Address, Address Line One	4330 La Jolla Village Drive
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	855
Local Phone Number	293-2639